Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 245,860	$ 254,620	$ 200,081
Cash and cash equivalents included in funds receivable	128,833	76,881	68,334
Restricted cash included in other assets	222	181	182
Total cash, cash equivalents, and restricted cash	$ 374,915	$ 331,682	$ 268,597	$ 211,522